Financial risk management - Estimation of fair value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Level 3 | Freight prices
Financial risk management
Percentage of reasonably possible increase in unobservable input	5.00%	5.00%
Increase (decrease) in profit after tax derived from physical commodity contracts due to increase in input	$ (6,800)	$ (6,300)
Percentage of reasonably possible decrease in unobservable input	(5.00%)	(5.00%)
Increase (decrease) in profit after tax derived from physical commodity contracts due to decrease in input	$ 6,800	$ 6,300
Financial liabilities, at FVPL
Financial risk management
Financial liabilities	24,809	26,096
Financial liabilities, at FVPL | Level 2
Financial risk management
Financial liabilities	13,836	12,166
Financial liabilities, at FVPL | Level 3
Financial risk management
Financial liabilities	10,973	13,930
Financial liabilities, at FVPL | Derivatives
Financial risk management
Financial liabilities	24,809	26,096
Financial liabilities, at FVPL | Derivatives | Level 2
Financial risk management
Financial liabilities	13,836	12,166
Financial liabilities, at FVPL | Derivatives | Level 3
Financial risk management
Financial liabilities	10,973	13,930
Financial assets, at FVOCI | Equity financial assets
Financial risk management
Financial assets	11,710	23,132
Financial assets, at FVOCI | Equity financial assets | Level 1
Financial risk management
Financial assets	11,710	23,132
Financial assets, at FVPL | Equity financial assets
Financial risk management
Financial assets	1,597	2,769
Financial assets, at FVPL | Equity financial assets | Level 3
Financial risk management
Financial assets	1,597	2,769
Financial assets, at FVPL | Derivatives
Financial risk management
Financial assets	29,011	82,040
Financial assets, at FVPL | Derivatives | Level 2
Financial risk management
Financial assets	9,179	16,475
Financial assets, at FVPL | Derivatives | Level 3
Financial risk management
Financial assets	19,832	65,565
Financial assets, at FVPL and FVOCI
Financial risk management
Financial assets	42,318	107,941
Financial assets, at FVPL and FVOCI | Level 1
Financial risk management
Financial assets	11,710	23,132
Financial assets, at FVPL and FVOCI | Level 2
Financial risk management
Financial assets	9,179	16,475
Financial assets, at FVPL and FVOCI | Level 3
Financial risk management
Financial assets	$ 21,429	$ 68,334